Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
Share Capital

	Company
	No. of shares
	(’000)
	2017	2016
Authorised and in issue at January, 1	53,720	53,694
Authorised and in issued as part of the spin-off from IC	—	—
	53,720	53,694
Issued for share plan	88	26
Authorised and in issue at December. 31	53,808	53,720